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                                                         OMB APPROVAL
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                 UNITED STATES                 OMB Number:  3235-2456
       SECURITIES AND EXCHANGE COMMISSION      Expires:     August 31, 2006
            Washington, D.C. 20549             Estimated average burden
                                               hours per response......1
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                 FORM 24F-2
       ANNUAL NOTICE OF SECURITIES SOLD
           PURSUANT TO RULE 24F-2

Read instructions at end of Form before preparing Form. Please print or type.

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     1.   Name and address of issuer:

                                  AmeriPrime Funds
                                  431 N. Pennsylvania Street
                                  Indianapolis, IN  46204


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     2.   The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securites of the issuer, check the box but do not list series or classes):

          Dobson Covered Call Fund
                                                        -----------


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    3.       Investment Company Act File Number:        811-09096

             Securities Act File Number:                033-96826


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   4(a). Last day of fiscal year for which this Form is filed:

                                                        July 31, 2004

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   4(b).----  Check box if this Form is being filed late (i.e., more than 90
        ----  calendar days after the end of the issuer's fiscal year).
              (See Instruction A.2)

NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.
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   4(c).---- Check box if this is the last time the issuer will be filing this
        ---- Form.


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     PERSONS WHO RESPOND TO THE COLLECTION OF INFORMATION CONTAINED IN THIS FORM
     ARE NOT REQUIRED TO RESPOND UNLESS THE FORM DISPLAYS A CURRENTLY VALID OMB CONTROL NUMBER.


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   5.   Calculation of registration fee:

         (i)       Aggregate sale price of securities sold during the
                   fiscal year pursuant to section 24(f):   $       1,744,959
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         (ii)      Aggregate price of securities redeemed or
                   repurchased during the fiscal year:

                                         $         659,957
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         (iii)     Aggregate price of securities redeemed or
                   repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

                                         $           0.00
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         (iv)      Total available redemption credits [add Items 5(ii) and
                   5(iii)]:                                 $         659,957
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         (v)       Net sales - if Item 5(i) is greater than Item 5(iv)
                   [subtract Item 5(iv) from Item 5(i)]:    $       1,085,002
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         (vi)Redemption credits available for use in future years
             - if Item 5(i) is less than Item 5(iv) [subtract Item
             5(iv) from Item 5(i)]:      $(               0 )
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         (vii)Multiplier for determining registration fee (See
             Instruction C.9):                        X               0.01267%
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         (vii)Registration fee due [multiply Item 5(v) by Item
              5(vii)]  (enter "0" if no fee is due):  =     $          137.47
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   6.   Prepaid Shares

          If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units)
          deducted  here:         0  . If there is a-- number of shares or other
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          units that were registered  pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state
          that number here:       0  .
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   7.   Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                      +     $            0.00
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   8.   Total of the amount of the registration fee due plus any interest due
        [line 5(viii) plus line 7]:

                                                      =     $          137.47
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   9.   Date the registration fee and any interest payment was sent to the
        Commission's lockbox depository:

             Method of Delivery:

             ------          Wire Transfer
               X
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             ------          Mail or other means
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                                   SIGNATURES

          This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


          By (Signature and Title)*        /s/ Freddie Jacobs, Jr.
                                          ------------------------------
                                           Freddie Jacobs, Jr., CPA Secretary
                                          ------------------------------

         Date      October 12, 2004
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